Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)		Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Payables and Accruals [Abstract]
L&F milestone payment liability		$ 500,000		$ 1,500,000		$ 1,500,000
L&F Note			[1]	(351,579)	[1]	(351,579)
L&F, net		500,000		1,148,421		1,148,421
Payroll accrual		894,416		584,226
Other accrued expenses		31,969		214,229
Federal income tax payable		129,922		106,683
Accrued interest						748,767
Deferred rent						16,913
Bonus accrual		1,212,359
Registration delay liability	[2]	6,819
Total accrued expenses and other current liabilities		$ 2,775,485		$ 2,053,559		$ 1,914,101

[1]	See Note 8 – “Commitments and Contingencies” for details of the forgiveness of the L&F Note.
[2]	See Note 9 – “Stockholders’ Permanent and Temporary Equity” for details of the registration delay liability.